Goodwill and Other Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012 Segment
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,361	$ 1,361
Adjustments to the carrying amount of goodwill	0	0
Number of operating segments	1	1
Additional intangible assets	$ 199	$ 172
Weighted-average amortization period	5 years	4 years